Note 18 - Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]
	Actual		For Capital Adequacy Purposes		To be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2020:
Total capital (to risk-weighted assets)	$37,084	14.52%	> $20,438	> 8.00%	> $25,548	> 10.00%
Tier 1 capital (to risk-weighted assets)	33,996	13.31	> 15,329	> 6.00	> 20,438	> 8.00
Common Equity Tier 1 capital (to risk-weighted assets)	33,996	13.31	> 11,496	> 4.50	> 16,606	> 6.50
Tier 1 capital (to average assets)	33,996	8.56	> 15,889	> 4.00	> 19,861	> 5.00
	Actual		For Capital Adequacy Purposes		To be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2019:
Total capital (to risk-weighted assets)	$33,087	14.41%	> $18,373	> 8.00%	> $22,966	> 10.00%
Tier 1 capital (to risk-weighted assets)	30,829	13.42	> 13,780	> 6.00	> 18,373	> 8.00
Common Equity Tier 1 capital (to risk-weighted assets)	30,829	13.42	> 10,335	> 4.50	> 14,928	> 6.50
Tier 1 capital (to average assets)	30,829	10.35	> 11,915	> 4.00	> 14,894	> 5.00